Contingent Payment - Additional Information (Detail) - Conoco Phillips Company and certain of its subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities outstanding	$ 160	$ 177
Proportion of ownership interest in joint operation	50.00%